Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	GABELLI NEXTSHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001637520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 20, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 20, 2017
Prospectus Date	rr_ProspectusDate	Jun. 20, 2017
Gabelli Small Cap Growth NextShares (Prospectus Summary) | Gabelli Small Cap Growth NextShares | Gabelli Small Cap Growth NextShares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCGC
Gabelli RBI NextShares (Prospectus Summary) | Gabelli RBI NextShares | Gabelli RBI NextShares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRBIC